Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases	Leases
(a) Right-of-use assets
The Company leases assets such as buildings, mobile equipment and machinery. These assets are included in Mining Interests on the statement of financial position and are classified as plant & equipment as per Note 9 of the Company’s consolidated financial statements.

	As at December 31	As at December 31
(in millions of U.S. dollars)	2023	2022
RIGHT-OF-USE- ASSETS
Opening balance	21.4	32.0
Additions	4.3	—
Depreciation	(7.3)	(6.8)
Disposals	(0.5)	(3.8)
Total right-of-use-assets	17.9	21.4
(b) Lease liabilities
See below for a maturity analysis of the Company’s lease payments:

	As at December 31	As at December 31
(in millions of U.S. dollars)	2023	2022
MATURITY ANALYSIS FOR LEASES
Less than 1 year	2.6	7.5
Between 1 and 3 years	1.4	2.4
Between 3 and 5 years	1.3	0.1
More than 5 years	0.5	—
Total undiscounted lease payments(1)	5.8	10.0
Carrying value of lease liabilities	5.2	9.9
Less: current portion of lease liabilities(2)	(2.6)	(8.6)
Non-current portion of lease liabilities	2.6	1.3
1.Total undiscounted lease payments excludes leases that are classified as short term and leases for low value assets, which are not recognized as lease liabilities.
2.The current portion of the lease liabilities is included in trade and other payables on the statement of financial position.
For the year ended December 31, 2023, the Company recognized 0.4 million (2022 - $0.7 million) in interest expense on lease liabilities.
For the year ended December 31, 2023, the Company expensed 2.5 million (2022 - $2.6 million) related to leases that are classified as short term.